UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2025—August 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Municipal Low Duration Fund Investor Shares

Market Liquidity Fund Investor Shares

Vanguard Municipal Low Duration Fund

Investor Shares

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund outperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The broad U.S. investment-grade bond market returned 1.84%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund benefited from having a shorter duration than its peer-group average.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2016, Through August 31, 2026

Initial Investment of $10,000

Table Summary
	Investor Shares	Short Municipal Debt Funds Average	Bloomberg Municipal Bond Index
2016	$10,000	$10,000	$10,000
2016	$10,015	$9,887	$9,479
2017	$10,032	$9,964	$9,720
2017	$10,052	$10,019	$9,968
2017	$10,072	$10,067	$10,088
2017	$10,094	$10,012	$10,008
2018	$10,123	$10,032	$9,963
2018	$10,160	$10,056	$10,079
2018	$10,193	$10,104	$10,138
2018	$10,233	$10,113	$10,121
2019	$10,272	$10,214	$10,375
2019	$10,315	$10,307	$10,724
2019	$10,354	$10,405	$11,022
2019	$10,387	$10,416	$10,980
2020	$10,417	$10,512	$11,356
2020	$10,448	$10,470	$11,151
2020	$10,452	$10,565	$11,378
2020	$10,454	$10,597	$11,518
2021	$10,456	$10,608	$11,476
2021	$10,457	$10,645	$11,679
2021	$10,458	$10,660	$11,765
2021	$10,459	$10,634	$11,745
2022	$10,461	$10,505	$11,401
2022	$10,471	$10,388	$10,885
2022	$10,499	$10,369	$10,749
2022	$10,545	$10,388	$10,730
2023	$10,618	$10,429	$10,819
2023	$10,699	$10,495	$10,939
2023	$10,791	$10,567	$10,932
2023	$10,888	$10,697	$11,189
2024	$10,974	$10,813	$11,406
2024	$11,070	$10,829	$11,231
2024	$11,160	$11,040	$11,598
2024	$11,251	$11,110	$11,741
2025	$11,318	$11,196	$11,743
2025	$11,404	$11,227	$11,459
2025	$11,476	$11,391	$11,607
2025	$11,555	$11,472	$12,050
2026	$11,616	$11,618	$12,326
2026	$11,690	$11,613	$12,223
2026	$11,761	$11,657	$12,085

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Investor Shares	2.48%	2.38%	1.64%
Short Municipal Debt Funds Average	2.34%	1.80%	1.55%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.91%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,356
Number of Portfolio Holdings	334
Portfolio Turnover Rate	37%
Total Investment Advisory Fees (in thousands)	$542

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	87.3%
8 to 30 Days	0.4%
31 to 60 Days	0.3%
61 to 90 Days	0.7%
91 to 180 Days	1.6%
Over 180 Days	3.2%
Other Assets and Liabilities—Net	6.5%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1143

Vanguard Market Liquidity Fund

Investor Shares

Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026. You can find additional information about the Fund at  https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$115,692
Number of Portfolio Holdings	316
Total Investment Advisory Fees (in thousands)	$5,664

Distribution by Effective Maturity % of Net Assets (as of August 31, 2026)

Table Summary
1 to 7 Days	54.2%
8 to 30 Days	24.6%
31 to 60 Days	6.2%
61 to 90 Days	6.5%
91 to 180 Days	9.6%
Other Assets and Liabilities—Net	(1.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2026 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1142

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch and John Murphy, each a member of the Registrant's Audit and Risk Committee, are Audit Committee Financial Experts and are independent.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
(a) Audit Fees.	$51,000	$50,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$51,000	$50,000

(e)     (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)     Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2026	Fiscal Year Ended August 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$6,245,863	$3,710,837
Tax Fees.	$1,966,783	$1,775,524
All Other Fees.	$0	$50,000
Total.	$8,235,950	$5,536,360

(h)     For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, John Murphy, and Barbara Venneman.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2026
Vanguard Municipal Low Duration Fund

Municipal Low Duration Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (93.5%)
Alabama (0.9%)
[1]	Alabama Birmingham AL Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	12,645	12,645
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	30,200	30,200
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	7,090	7,090
					49,935
Alaska (0.6%)
[1,2]	Anchorage AK COP TOB VRDO	2.310%	9/3/2026	14,095	14,095
[1]	Anchorage AK GO TOB VRDO	3.300%	9/1/2026	15,817	15,817
					29,912
Arizona (0.1%)
[1,2,3]	Arizona IDA Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	3,240	3,240
California (1.5%)
[1,4]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	38,685	38,685
	Los Angeles County CA General Fund Revenue TRAN	5.000%	6/30/2027	6,300	6,434
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	8,805	8,805
[1,2]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	16,125	16,125
[1,2,3]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.350%	9/3/2026	11,470	11,470
[1,2]	San Francisco CA City & County Public Utilities Commission Power Electric Power & Light Revenue TOB VRDO	2.530%	9/3/2026	1,140	1,140
					82,659
Colorado (0.7%)
[1,2]	Colorado Health Facilities Authority Revenue TOB VRDO	2.310%	9/3/2026	7,640	7,640
[1,2]	Colorado Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,779	2,779
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.380%	9/3/2026	6,080	6,080
	Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program)	5.000%	6/30/2027	20,000	20,381
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	2,300	2,300
					39,180
Connecticut (2.3%)
	Connecticut GO	5.000%	9/15/2026	625	626
	Connecticut GO	5.000%	12/1/2026	865	870
[1,2]	Connecticut State Health & Educational Facilities Authority College & University Revenue TOB VRDO	3.100%	9/1/2026	110,700	110,700
[2]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.280%	9/3/2026	6,000	6,000
	Greenwich CT BAN GO	4.000%	2/4/2027	1,570	1,578
[1,2]	New Haven CT GO PUT TOB	2.460%	10/22/2026	4,750	4,750
					124,524
District of Columbia (0.6%)
[1]	District of Columbia GO TOB VRDO	2.310%	9/3/2026	8,680	8,680
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	7,740	7,740
[1,2]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.400%	9/3/2026	9,500	9,500
[1]	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue TOB VRDO	3.080%	9/1/2026	6,300	6,300
					32,220
Florida (10.0%)
[2]	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/2/2026	13,800	13,800
[1,2]	Broward County FL School District GO TOB VRDO	2.330%	9/3/2026	18,750	18,750
[1,2]	Capital Trust Authority FL Health Care Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	47,450	47,450
[1]	Florida GO TOB VRDO	2.310%	9/3/2026	3,208	3,208
[1]	Florida GO TOB VRDO	2.310%	9/3/2026	2,220	2,220
[1,2]	Florida Housing Finance Corp. Multifamily Mortgage Trust Local or Guaranteed Housing Revenue TOB VRDO	3.150%	9/1/2026	47,405	47,405
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.030%	9/1/2026	13,765	13,765
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.030%	9/1/2026	27,300	27,300
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	5,325	5,325
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	12,160	12,160
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	5,800	5,800
[1,2]	Miami-Dade County FL Miscellaneous Revenue TOB VRDO	2.310%	9/3/2026	1,985	1,985
[1,2]	Miami-Dade County FL Water & Sewer System Water Revenue TOB VRDO	2.310%	9/3/2026	1,470	1,470
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	5,870	5,870
[1,2]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	5,000	5,000

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Orlando FL Capital Improvement Special General Fund Revenue TOB VRDO	2.310%	9/3/2026	1,875	1,875
	Orlando Utilities Commission Multiple Utility Revenue VRDO	2.270%	9/2/2026	6,215	6,215
	Orlando Utilities Commission Water Revenue VRDO	2.900%	9/1/2026	51,865	51,865
	Orlando Utilities Commission Water Revenue VRDO	3.050%	9/1/2026	14,250	14,250
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	3.300%	9/1/2026	21,815	21,815
[1,2]	Pasco County FL Housing Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.680%	9/3/2026	13,845	13,845
[1]	Peace River Manasota Regional Water Supply Authority Water Revenue TOB VRDO	3.080%	9/1/2026	15,000	15,000
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	33,285	33,285
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	19,300	19,300
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	12,155	12,155
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	8,750	8,750
[1,2]	Riviera Beach FL GO TOB VRDO	2.310%	9/3/2026	2,000	2,000
[1,2]	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	15,830	15,830
[1,2]	St. Lucie County FL Miscellaneous Revenue TOB VRDO	2.310%	9/3/2026	1,520	1,520
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	2.310%	9/3/2026	5,000	5,000
[1,2]	Tender Option Bond Trust Receipts/Certificates Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,720	3,720
[1,2]	University of Florida Department of Housing & Residence Education Housing System Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	2,465	2,465
[1,2]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	98,254	98,254
					538,652
Georgia (0.7%)
	Fulton County GA General Fund Revenue TAN	5.000%	12/30/2026	25,000	25,197
	Georgia GO	5.000%	12/1/2026	250	252
	Georgia GO	4.000%	1/1/2027	60	60
	Georgia GO	5.000%	1/1/2027	135	136
	Georgia GO	5.000%	2/1/2027	5	5
[1]	Georgia GO TOB VRDO	2.300%	9/3/2026	9,375	9,375
[1]	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	4,445	4,445
					39,470
Hawaii (0.2%)
[2]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	2.310%	9/3/2026	9,250	9,250
Idaho (0.6%)
	Idaho GO	4.000%	6/30/2027	25,000	25,272
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO (St. Luke's Health System Project)	2.900%	9/1/2026	8,800	8,800
					34,072
Illinois (5.1%)
[1,2]	Chicago IL GO TOB VRDO	2.340%	9/3/2026	45,000	45,000
[1,2]	Cook County IL Sales Tax Revenue TOB VRDO	2.310%	9/3/2026	875	875
[2]	Illinois Finance Authority College & University Revenue VRDO	2.900%	9/1/2026	7,710	7,710
[1,2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	7,155	7,155
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.950%	9/1/2026	43,850	43,850
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	53,135	53,135
[2]	Illinois Finance Authority Recreational Revenue VRDO	2.280%	9/3/2026	31,110	31,110
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.250%	9/2/2026	21,260	21,260
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.330%	9/3/2026	35,300	35,300
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	29,975	29,975
					275,370
Indiana (0.8%)
[1]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	17,025	17,025
[1,2]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	8,895	8,895
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	16,350	16,350
					42,270
Kentucky (1.2%)
[1,2]	Public Finance Authority Miscellaneous Revenue TOB VRDO	3.100%	9/1/2026	63,650	63,650
Louisiana (4.3%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.000%	9/1/2026	103,905	103,905
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.000%	9/1/2026	39,345	39,345
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	2.900%	9/1/2026	53,380	53,380
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	2.900%	9/1/2026	2,900	2,900
[2]	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue VRDO	2.900%	9/1/2026	30,015	30,015
					229,545
Maryland (0.9%)
[1,5]	Maryland Department of Housing & Community Development Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	2,125	2,125
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/2026	20,335	20,417

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Maryland GO TOB VRDO	2.310%	9/3/2026	7,250	7,250
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	2.300%	9/3/2026	3,400	3,400
[2,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	2.900%	9/1/2026	14,415	14,415
[1]	Prince George's County MD GO TOB VRDO	2.310%	9/3/2026	3,500	3,500
					51,107
Massachusetts (4.5%)
[1]	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	2.310%	9/3/2026	2,750	2,750
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.290%	9/3/2026	2,375	2,375
[1,2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue TOB VRDO	2.580%	9/3/2026	630	630
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	2,250	2,250
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/2027	25	25
	Massachusetts Water Resources Authority Water Revenue VRDO	2.950%	9/1/2026	7,550	7,550
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.350%	9/3/2026	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.350%	9/3/2026	3,000	3,000
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.340%	9/3/2026	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.350%	9/3/2026	67,200	67,200
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.360%	9/3/2026	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.370%	9/3/2026	26,100	26,100
					240,380
Michigan (3.8%)
[1]	Detroit MI Regional Convention Facility Authority Special Tax Revenue TOB VRDO	2.330%	9/3/2026	32,075	32,075
[1,2,3]	Eastern Michigan University College & University Revenue TOB VRDO	3.080%	9/1/2026	46,790	46,790
[2]	Eastern Michigan University College & University Revenue VRDO	3.050%	9/1/2026	48,665	48,665
	Michigan Finance Authority Miscellaneous Revenue	5.000%	7/20/2027	6,155	6,275
[1,2]	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	1,855	1,855
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.080%	9/1/2026	22,890	22,890
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.080%	9/1/2026	19,500	19,500
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	25,630	25,630
[1,2,6]	Southfield Public Schools GO TOB VRDO	2.310%	9/3/2026	1,375	1,375
					205,055
Minnesota (0.7%)
[1,2]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	12,000	12,000
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	15,510	15,510
	Rochester MN Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	8,800	8,800
					36,310
Mississippi (3.4%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.000%	9/1/2026	60,310	60,310
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.000%	9/1/2026	12,100	12,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.000%	9/1/2026	12,175	12,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.000%	9/1/2026	17,100	17,100
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.000%	9/1/2026	54,025	54,025
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.000%	9/1/2026	25,160	25,160
					180,870
Missouri (1.3%)
[2]	Kansas City MO Special Obligation Revenue VRDO	2.370%	9/2/2026	2,390	2,390
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.000%	9/1/2026	19,045	19,045
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	7,750	7,750
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	30,550	30,550
	Missouri Highway & Transportation Commission Appropriations Revenue	5.000%	5/1/2027	8,785	8,928
					68,663
Montana (0.4%)
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	21,000	21,000
Multiple States (0.1%)
[1,4]	FHLMC Multifamily VRD Certificates Local or Guaranteed Housing Revenue TOB VRDO	2.300%	9/3/2026	7,900	7,900
Nebraska (0.5%)
[1,2]	Nebraska Public Power District Electric Power & Light Revenue TOB VRDO	2.580%	9/3/2026	1,315	1,315
[1,7,8]	Nebraska Public Power Generation Agency Revenue TOB VRDO	2.300%	9/3/2026	17,575	17,575
[1]	Omaha Public Power District Electric Power & Light Revenue TOB VRDO	2.310%	9/3/2026	6,700	6,700
					25,590
Nevada (1.3%)
[2]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.330%	9/3/2026	10,000	10,000
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	2.380%	9/3/2026	58,100	58,100
					68,100
New Hampshire (0.3%)
[1,2]	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.320%	9/3/2026	15,535	15,535

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey (1.3%)
	Bergen County Improvement Authority Lease (Non-Terminable) Revenue (County Facility Project)	4.000%	8/12/2027	9,000	9,112
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/28/2027	11,760	11,857
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Government Leasing Program)	4.000%	12/9/2026	10,000	10,034
	Cranbury Township NJ GO BAN	4.000%	8/26/2027	13,205	13,371
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	3/12/2027	10,665	10,736
	Upper Arlington OH Nontax Miscellaneous Revenue	4.000%	6/28/2027	6,855	6,925
[9]	West Milford Township NJ GO BAN	4.000%	9/10/2027	5,794	5,859
					67,894
New Mexico (0.1%)
[1,2]	New Mexico Mortgage Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.680%	9/3/2026	4,973	4,973
New York (16.7%)
[1,2]	Delaware County Capital Resource Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	2.330%	9/3/2026	11,810	11,810
	Manhasset Union Free School District GO	4.000%	6/24/2027	6,000	6,065
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.000%	9/1/2026	1,555	1,555
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.000%	9/1/2026	7,570	7,570
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	3.050%	9/1/2026	23,255	23,255
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.700%	12/1/2026	850	849
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	8,355	8,355
[1]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	4,250	4,250
[1,5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	4,790	4,790
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.260%	9/3/2026	4,850	4,850
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	9/1/2026	2,200	2,200
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	2.900%	9/1/2026	10,030	10,030
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	9/1/2026	89,580	89,580
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.900%	9/1/2026	13,130	13,130
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	9/1/2026	24,825	24,825
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.050%	9/1/2026	24,880	24,880
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	2.310%	9/3/2026	2,535	2,535
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	9/1/2026	24,610	24,610
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	9/1/2026	35,650	35,650
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.900%	9/1/2026	72,405	72,405
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.050%	9/1/2026	25,440	25,440
[2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.260%	9/3/2026	16,890	16,890
[1]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	2.310%	9/3/2026	4,535	4,535
[1,2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue TOB VRDO	2.330%	9/3/2026	4,000	4,000
[1,2]	New York NY GO TOB VRDO	3.100%	9/1/2026	20,500	20,500
[1,2]	New York NY GO TOB VRDO	2.310%	9/3/2026	22,000	22,000
	New York NY GO VRDO	2.900%	9/1/2026	5,560	5,560
	New York NY GO VRDO	2.900%	9/1/2026	97,760	97,760
	New York NY GO VRDO	3.050%	9/1/2026	7,400	7,400
[1]	New York State Dormitory Authority College & University Revenue TOB VRDO	2.310%	9/3/2026	6,500	6,500
[1,2]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	2.310%	9/3/2026	1,140	1,140
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	3,365	3,365
[1]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	2,145	2,145
[1,2,3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.380%	9/3/2026	15,865	15,865
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.000%	9/1/2026	26,670	26,670
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.050%	9/1/2026	48,305	48,305
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.300%	9/1/2026	57,000	57,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.260%	9/2/2026	7,900	7,900
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.300%	9/2/2026	1,825	1,825
[1]	New York State Thruway Authority Income Tax Revenue TOB VRDO	3.200%	9/1/2026	2,351	2,351
	North Colonie Central School District BAN GO	3.750%	6/25/2027	10,000	10,073
	North Hempstead NY BAN GO	3.750%	9/18/2026	15,285	15,293
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.330%	9/3/2026	16,700	16,700
[1]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	3.050%	9/1/2026	8,375	8,375
[1,2]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	2.310%	9/3/2026	1,035	1,035
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	9/1/2026	30,075	30,075
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	9/1/2026	59,100	59,100
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	2.900%	9/1/2026	4,140	4,140
[2]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.900%	9/1/2026	1,100	1,100
					896,236
North Carolina (3.0%)
[1]	Charlotte NC Water & Sewer System Water Revenue TOB VRDO	2.360%	9/3/2026	3,750	3,750
[1,2]	Holly Spring North Carolina Enterprises System Water Revenue TOB VRDO	2.310%	9/3/2026	1,055	1,055
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.000%	9/1/2026	45,800	45,800
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	49,390	49,390

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	14,950	14,950
[1,2]	University of North Carolina Health Care System Health Care Facility Revenue TOB VRDO	2.310%	9/3/2026	41,850	41,850
	Wake County NC GO	5.000%	5/1/2027	3,645	3,706
					160,501
Ohio (2.6%)
[2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue VRDO	2.250%	9/2/2026	1,350	1,350
[1,2]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	3.100%	9/1/2026	36,775	36,775
[1,2]	Columbus-Franklin County OH Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	10,630	10,630
[1,2]	Cuyahoga County OH GO TOB VRDO	2.310%	9/3/2026	2,760	2,760
[1,2]	Cuyahoga OH GO TOB VRDO	2.310%	9/3/2026	1,265	1,265
[2]	Montgomery County OH Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	14,665	14,665
	Ohio (Conservation Projects) GO	5.000%	9/1/2026	1,660	1,660
	Ohio GO	5.000%	11/1/2026	13,310	13,364
	Ohio GO	5.000%	11/1/2026	750	753
	Ohio GO	5.000%	11/1/2026	2,925	2,937
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	2,100	2,100
[1,2]	Ohio Housing Finance Agency Electric Power & Light Revenue TOB VRDO	2.330%	9/3/2026	3,750	3,750
[1,2]	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,110	3,110
	Ohio Miscellaneous Revenue	5.000%	12/15/2026	8,380	8,439
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/2027	595	606
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	2.900%	9/1/2026	20,875	20,875
[1,2]	Public Finance Authority Revenue TOB VRDO	2.340%	9/3/2026	12,475	12,475
					137,514
Oklahoma (0.8%)
[1]	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue TOB VRDO	2.310%	9/3/2026	3,165	3,165
[1]	Oklahoma Turnpike Authority Highway Revenue TOB VRDO	3.100%	9/1/2026	1,100	1,100
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.100%	9/1/2026	40,360	40,360
					44,625
Oregon (0.6%)
[1]	Deschutes County Administrative School District No. 1 Bend-La Pine GO TOB VRDO	2.310%	9/3/2026	4,260	4,260
[1]	Multnomah County School District No. 1J Portland GO TOB VRDO	2.310%	9/3/2026	1,750	1,750
	Oregon (Article XI-Q State Project) GO	5.000%	5/1/2027	1,025	1,042
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	3.300%	9/1/2026	9,195	9,195
[1,2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,049	3,049
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	2.370%	9/3/2026	4,050	4,050
[2]	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	8,450	8,450
	Portland OR (Transportation Projects) GO	5.000%	10/1/2026	1,000	1,002
					32,798
Pennsylvania (4.4%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	2.950%	9/1/2026	72,105	72,105
	Commonwealth of Pennsylvania GO	5.000%	9/15/2026	3,105	3,108
[2]	Dauphin County General Authority Health, Hospital, Nursing Home Revenue VRDO (Pinnacle Health System Project)	2.280%	9/3/2026	13,135	13,135
[2]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	2.250%	9/2/2026	4,525	4,525
[1,2]	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	14,385	14,385
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	2.310%	9/3/2026	4,950	4,950
[2]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	2.380%	9/3/2026	500	500
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.080%	9/1/2026	11,450	11,450
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.080%	9/1/2026	3,750	3,750
[1,2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	28,000	28,000
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.030%	9/1/2026	17,660	17,660
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.310%	9/3/2026	1,700	1,700
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	13,635	13,635
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	18,160	18,160
[1,2]	Public Finance Authority Revenue TOB VRDO	2.340%	9/3/2026	26,790	26,790
					233,853
Rhode Island (0.1%)
[1,10]	Rhode Island Housing & Mortgage Finance Corp. Local or Guaranteed Housing Revenue TOB	3.100%	4/1/2031	6,215	6,215
South Carolina (0.2%)
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	10,250	10,250
Tennessee (1.0%)
	Blount County Tennessee Public Building Authority Intergovernmental Agreement Revenue VRDO	2.950%	9/1/2026	3,875	3,875
	Nashville & Davidson County TN Metropolitan Government GO	5.000%	1/1/2027	6,715	6,768
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	18,125	18,125

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	2.950%	9/1/2026	13,000	13,000
[1,2]	Shelby County Health Educational & Housing Facilities Board Revenue TOB VRDO	2.330%	9/3/2026	14,700	14,700
					56,468
Texas (10.4%)
[1,2]	Austin TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,315	3,315
[1,2]	Austin TX Special Tax Hotel Occupancy Tax Revenue TOB VRDO	2.310%	9/3/2026	2,615	2,615
[1,2]	Austin TX Water & Wastewater System Water Revenue TOB VRDO	2.310%	9/3/2026	2,930	2,930
	Board of Regents of the University of Texas System College & University Revenue VRDO	2.250%	9/3/2026	43,500	43,500
[1,11]	Conroe Independent School District GO TOB VRDO	2.310%	9/3/2026	2,850	2,850
[1,11]	Cypress-Fairbanks Independent School District GO TOB VRDO	2.310%	9/3/2026	4,610	4,610
[1,11]	Dallas Independent School District GO TOB VRDO	2.310%	9/3/2026	3,500	3,500
[1,2]	Dallas TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,135	2,135
[9]	Fort Worth TX GO	5.000%	3/1/2027	9,235	9,330
[1,11]	Frisco Independent School District GO TOB VRDO	2.310%	9/3/2026	2,475	2,475
[1,2]	Georgetown TX Utility System Electric Power & Light Revenue TOB VRDO	2.310%	9/3/2026	2,135	2,135
[1,2,3]	Greenville TX Electric System Electric Power & Light Revenue TOB VRDO	2.310%	9/3/2026	2,200	2,200
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.000%	9/1/2026	51,380	51,380
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	50,000	50,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.050%	9/1/2026	28,410	28,410
[1,2]	Harris County Hospital District GO TOB VRDO	2.310%	9/3/2026	1,275	1,275
[1,2]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,770	2,770
[1,2]	Harris County TX Housing Finance Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	4,653	4,653
[11]	Houston Independent School District GO	5.000%	2/15/2027	13,720	13,873
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.290%	9/3/2026	43,000	43,000
[2]	Houston TX Combined Utility System Water Revenue VRDO	2.290%	9/3/2026	19,175	19,175
	Houston TX GO	5.000%	3/1/2027	1,910	1,933
[1,2,11]	Lamar Consolidated Independent School District GO TOB VRDO	2.310%	9/3/2026	1,780	1,780
[1,2]	Lower Colorado River Authority Intergovernmental Agreement Revenue TOB VRDO	2.310%	9/3/2026	1,265	1,265
[11]	McKinney Independent School District GO	5.000%	2/15/2027	7,500	7,580
[1,2,11]	Princeton Independent School District GO TOB VRDO	2.310%	9/3/2026	1,840	1,840
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	2.450%	9/2/2026	17,450	17,450
[11]	Richardson Independent School District GO	5.000%	2/15/2027	1,315	1,330
[9]	San Antonio TX GO	5.000%	2/1/2027	1,870	1,887
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	3.000%	9/1/2026	16,300	16,300
[1,2,11]	Taylor TX Independent School District GO TOB VRDO	2.310%	9/3/2026	1,190	1,190
	Texas GO	5.000%	10/1/2026	4,020	4,028
	Texas GO VRDO	2.270%	9/2/2026	10,350	10,350
	Texas GO VRDO	2.350%	9/2/2026	19,845	19,845
	Texas GO VRDO	2.350%	9/2/2026	14,085	14,085
[2]	Texas GO VRDO	2.350%	9/2/2026	24,945	24,945
	Texas GO VRDO	2.420%	9/2/2026	38,765	38,765
	Texas GO VRDO	2.420%	9/2/2026	7,385	7,385
	Texas GO VRDO	2.420%	9/2/2026	13,235	13,235
	Texas GO VRDO	2.450%	9/2/2026	1,000	1,000
	Texas GO VRDO	2.450%	9/2/2026	58,820	58,820
	Texas State University System College & University Revenue	5.000%	3/15/2027	3,010	3,047
	Texas Transportation Commission GO	5.000%	4/1/2027	2,775	2,816
[1,2]	Travis County TX Strategic Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	8,343	8,343
					555,350
Utah (0.2%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	2.450%	9/2/2026	1,040	1,040
[1,2]	Utah Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	1,237	1,237
[1,2]	Utah Housing Corp. Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	6,270	6,270
					8,547
Vermont (0.1%)
[2]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.370%	9/2/2026	3,100	3,100
Virginia (0.9%)
	Fairfax County VA GO	4.000%	10/1/2026	3,500	3,504
	Loudoun County VA GO	5.000%	12/1/2026	6,160	6,197
[1,2]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.340%	9/3/2026	16,650	16,650
	Richmond VA Public Utility Natural Gas Revenue	5.000%	1/15/2027	2,750	2,776
[1]	Richmond VA Public Utility Natural Gas Revenue TOB VRDO	2.360%	9/3/2026	1,230	1,230
[2]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.280%	9/3/2026	9,865	9,865
[2]	Virginia Commonwealth University Health System Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	4,900	4,900
[2]	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.900%	9/1/2026	1,540	1,540
					46,662

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Washington (3.1%)
[1,2]	King County Public Hospital District No. 2 GO TOB VRDO	2.310%	9/3/2026	2,940	2,940
[1,2]	King County Public Hospital District No. 2 GO TOB VRDO	2.310%	9/3/2026	2,680	2,680
	King County WA Sewer Revenue VRDO	3.000%	9/1/2026	65,950	65,950
[1,2]	Washington State Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.310%	9/3/2026	19,000	19,000
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue (Parklane Apartments Project) TOB VRDO	2.330%	9/3/2026	2,869	2,869
[1,2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,214	2,214
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	15,100	15,100
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.310%	9/3/2026	14,820	14,820
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.310%	9/3/2026	6,200	6,200
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	9,973	9,973
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,892	2,892
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,325	3,325
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	3,904	3,904
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,734	2,734
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.330%	9/3/2026	2,673	2,673
[1,2]	Washington State Housing Finance Commission Multifamily Local or Guaranteed Housing Revenue TOB VRDO	2.380%	9/3/2026	7,728	7,728
					165,002
Wisconsin (0.8%)
[1]	Public Finance Authority Local or Guaranteed Housing Revenue (Clipper Cove Apartments Projects) TOB VRDO	2.310%	9/3/2026	4,250	4,250
[1,2]	Public Finance Authority WI Local or Guaranteed Housing Revenue TOB VRDO	3.150%	9/1/2026	14,215	14,215
	Wisconsin GO	5.000%	11/1/2026	2,365	2,374
	Wisconsin GO	5.000%	5/1/2027	1,470	1,495
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	1,765	1,765
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	7,395	7,395
					40,889
Wyoming (0.4%)
	Lincoln County WY Resource Recovery Revenue VRDO	3.000%	9/1/2026	7,400	7,400
[1]	Wyoming Community Development Authority Local or Guaranteed Housing Revenue TOB VRDO	2.310%	9/3/2026	6,400	6,400

Municipal Low Duration Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.300%	9/3/2026	9,000	9,000
				22,800
Total Tax-Exempt Municipal Bonds (Cost $5,008,156)				5,008,136
Total Investments (93.5%) (Cost $5,008,156)				5,008,136
Other Assets and Liabilities—Net (6.5%)				347,589
Net Assets (100%)				5,355,725
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2026, the aggregate value was $2,126,196, representing 39.7% of net assets.

2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
8	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
10
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

11	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$553,710,000
JPMorgan Chase Bank NA	441,659,000
Royal Bank of Canada	195,620,000
Toronto-Dominion Bank NA	171,315,000
Barclays Bank plc	140,840,000
PNC Bank NA	136,785,000
Sumitomo Mitsui Banking Corp.	133,450,000
Citibank NA	115,694,000
US Bank NA	97,625,000
Landesbank Hessen-Thueringen	57,000,000
Other	133,323,000
Total	2,177,021,000

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,008,156)	5,008,136
Receivables for Investment Securities Sold	407,829
Receivables for Accrued Income	18,096
Total Assets	5,434,061
Liabilities
Due to Custodian	259
Payables for Investment Securities Purchased	78,052
Payables to Vanguard	25
Total Liabilities	78,336
Net Assets	5,355,725
At August 31, 2026, net assets consisted of:

Paid-in Capital	5,355,708
Total Distributable Earnings (Loss)	17
Net Assets	5,355,725

Net Assets
Applicable to 535,529,330 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,355,725
Net Asset Value Per Share	$10.00

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	132,807
Total Income	132,807
Expenses
The Vanguard Group—Note C
Management and Administrative	542
Custodian Fees	85
Total Expenses	627
Expenses Paid Indirectly	(85)
Net Expenses	542
Net Investment Income	132,265
Realized Net Gain (Loss) on Investment Securities Sold	60
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(207)
Net Increase (Decrease) in Net Assets Resulting from Operations	132,118

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	132,265	104,004
Realized Net Gain (Loss)	60	(48)
Change in Unrealized Appreciation (Depreciation)	(207)	(107)
Net Increase (Decrease) in Net Assets Resulting from Operations	132,118	103,849
Distributions
Total Distributions	(132,267)	(103,992)
Capital Share Transactions
Issued	22,300,332	20,519,150
Issued in Lieu of Cash Distributions	132,267	103,992
Redeemed	(21,330,986)	(18,787,128)
Net Increase (Decrease) from Capital Share Transactions	1,101,613	1,836,014
Total Increase (Decrease)	1,101,464	1,835,871
Net Assets
Beginning of Period	4,254,261	2,418,390
End of Period	5,355,725	4,254,261

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024[1]	2023[1]	2022[1]
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Investment Operations
Net Investment Income	.244[2]	.276[2]	.337[2]	.275	.040
Net Realized and Unrealized Gain (Loss) on Investments	.001	.004	.001	—	(.000)[3]
Total from Investment Operations	.245	.280	.338	.275	.040
Distributions
Dividends from Net Investment Income	(.245)	(.280)	(.338)	(.275)	(.040)
Distributions from Realized Capital Gains	—	—	(.000)[4]	—	(.000)[4]
Total Distributions	(.245)	(.280)	(.338)	(.275)	(.040)
Net Asset Value, End of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Total Return	2.48%	2.83%	3.43%	2.78%	0.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,356	$4,254	$2,418	$3,340	$4,791
Ratio of Total Expenses to Average Net Assets	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]
Ratio of Net Investment Income to Average Net Assets	2.44%	2.76%	3.37%	2.69%	0.35%
Portfolio Turnover Rate	37%	0%	0%	N/A%[6]	N/A%[6]

1	Adjusted to reflect a 10-for-1 share split as of the close of business on June 5, 2024.
2	Calculated based on average shares outstanding.
3	Amount was less than $0.001 per share.
4	Distribution was less than $0.001 per share.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
6	Not applicable. Portfolio Turnover Rate was not required due to formerly money market fund status.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Notes to Financial Statements
Vanguard Municipal Low Duration Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
From time to time, Vanguard and/or a fund’s board of trustees may adjust a fund’s fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
D.
The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2026, custodian fee offset arrangements reduced the fund’s expenses by $85,000 (an annual rate of less than 0.01% of average net assets).
E.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Municipal Low Duration Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
F.
Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary difference include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	37
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(20)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	17
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Tax-Exempt Income	132,267	103,992
Ordinary Income*	—	—
Long-Term Capital Gains	—	—
Total	132,267	103,992

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,008,156
Gross Unrealized Appreciation	65
Gross Unrealized Depreciation	(85)
Net Unrealized Appreciation (Depreciation)	(20)
G.
During the year ended August 31, 2026, the fund purchased $145,034,000 of investment securities and sold $34,535,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2026, such purchases were $545,995,000 and sales were $139,300,000, resulting in net realized gain (loss) of $0.

Municipal Low Duration Fund
H.
Capital shares issued and redeemed were:

	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	2,230,033	2,051,915
Issued in Lieu of Cash Distributions	13,227	10,399
Redeemed	(2,133,099)	(1,878,713)
Net Increase (Decrease) in Shares Outstanding	110,161	183,601
I.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
J.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Municipal Low Duration Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Municipal Low Duration Fund (one of the funds constituting Vanguard CMT Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.
Q11430 102026

Financial Statements
For the year ended August 31, 2026
Vanguard Market Liquidity Fund

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2026
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (32.6%)
[2]	Fannie Mae Discount Notes	3.732%	9/2/2026	162,000	161,984
[2]	Fannie Mae Discount Notes	3.722%–3.732%	9/9/2026	188,000	187,848
[2]	Fannie Mae Discount Notes	3.622%–3.707%	9/30/2026	1,750,000	1,744,816
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.025%	3.675%	9/1/2026	9,000	9,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	56,352	56,349
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.030%	3.680%	9/1/2026	28,516	28,515
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.045%	3.695%	9/1/2026	7,000	7,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.050%	3.700%	9/1/2026	9,000	9,000
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	40,000	40,002
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	26,000	26,007
[3]	Federal Farm Credit Banks Funding Corp., SOFR + 0.140%	3.790%	9/1/2026	8,000	8,002
	Federal Farm Credit Discount Notes	3.726%	9/2/2026	23,922	23,920
	Federal Farm Credit Discount Notes	3.734%	9/10/2026	49,000	48,955
	Federal Farm Credit Discount Notes	3.769%	9/23/2026	49,000	48,889
	Federal Farm Credit Discount Notes	3.714%–3.776%	9/30/2026	98,948	98,652
	Federal Home Loan Banks	3.743%	9/2/2026	235,455	235,452
	Federal Home Loan Banks	3.735%	9/4/2026	824,880	824,851
	Federal Home Loan Banks Discount Notes	3.672%–3.689%	9/2/2026	360,508	360,472
	Federal Home Loan Banks Discount Notes	3.650%–3.751%	9/4/2026	392,704	392,586
	Federal Home Loan Banks Discount Notes	3.650%–3.732%	9/9/2026	479,190	478,803
	Federal Home Loan Banks Discount Notes	3.667%–3.741%	9/11/2026	420,900	420,474
	Federal Home Loan Banks Discount Notes	3.694%–3.714%	9/16/2026	619,328	618,383
	Federal Home Loan Banks Discount Notes	3.745%–3.752%	9/21/2026	175,000	174,643
	Federal Home Loan Banks Discount Notes	3.697%–3.737%	9/23/2026	597,500	596,160
	Federal Home Loan Banks Discount Notes	3.746%	9/24/2026	68,000	67,841
	Federal Home Loan Banks Discount Notes	3.690%–3.763%	9/25/2026	660,693	659,076
	Federal Home Loan Banks Discount Notes	3.760%	9/29/2026	63,000	62,820
	Federal Home Loan Banks Discount Notes	3.574%–3.767%	9/30/2026	4,606,905	4,593,259
	Federal Home Loan Banks Discount Notes	3.742%–3.763%	10/2/2026	55,604	55,428
	Federal Home Loan Banks Discount Notes	3.809%–3.835%	10/16/2026	154,884	154,169
	Federal Home Loan Banks Discount Notes	3.717%	10/19/2026	187,500	186,576
	Federal Home Loan Banks Discount Notes	3.697%–3.707%	10/23/2026	163,060	162,188
	Federal Home Loan Banks Discount Notes	3.708%	10/28/2026	472,122	469,352
	Federal Home Loan Banks Discount Notes	3.798%	11/2/2026	500,000	496,805
	Federal Home Loan Banks Discount Notes	3.718%–3.744%	11/6/2026	62,552	62,126
	Federal Home Loan Banks Discount Notes	3.754%–3.760%	11/12/2026	32,532	32,290
	Federal Home Loan Banks Discount Notes	3.734%–3.760%	11/13/2026	36,534	36,258
	Federal Home Loan Banks Discount Notes	3.743%–3.749%	11/18/2026	164,369	163,042
	Federal Home Loan Banks Discount Notes	3.869%–3.898%	11/20/2026	269,035	266,806
	Federal Home Loan Banks Discount Notes	3.796%–3.900%	11/25/2026	405,850	402,272
	Federal Home Loan Banks Discount Notes	3.742%	11/27/2026	186,877	185,190
	Federal Home Loan Banks Discount Notes	3.760%	12/2/2026	65,463	64,837
	Federal Home Loan Banks Discount Notes	3.807%	12/16/2026	25,419	25,137
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	119,400	119,400
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	58,260	58,259
[3]	Federal Home Loan Banks, SOFR + 0.010%	3.660%	9/1/2026	19,000	19,000
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	91,845	91,843
[3]	Federal Home Loan Banks, SOFR + 0.015%	3.665%	9/1/2026	71,985	71,984
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	252,890	252,884
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	252,890	252,884
[3]	Federal Home Loan Banks, SOFR + 0.020%	3.670%	9/1/2026	105,230	105,227
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	253,045	253,038
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	251,000	250,994
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	208,000	207,996
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	197,255	197,251
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	185,515	185,510
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	180,000	179,996
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	171,000	170,997
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	139,000	138,997
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	69,000	68,998
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	49,315	49,314
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	37,000	36,999
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	35,000	34,999
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	33,000	32,999
[3]	Federal Home Loan Banks, SOFR + 0.025%	3.675%	9/1/2026	27,000	26,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	792,000	791,988
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	508,035	508,028
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	402,000	401,994
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	350,000	349,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	300,000	299,996
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	244,590	244,585
1

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	235,000	235,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	222,200	222,199
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	220,885	220,885
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	220,090	220,089
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	212,000	211,997
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	207,125	207,121
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	201,960	201,957
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	201,955	201,953
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	198,000	197,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	183,475	183,471
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	174,000	173,997
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	169,000	168,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	159,000	158,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	154,000	153,997
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	151,000	150,998
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	143,000	143,000
[3,4]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	143,000	143,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	143,000	142,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	143,000	142,997
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	139,000	138,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	131,000	130,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	122,000	121,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	121,000	120,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	106,500	106,497
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	100,000	99,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	95,000	94,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	88,000	87,998
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	85,000	84,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	81,000	80,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	69,000	68,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	55,000	54,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	54,000	53,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	53,000	53,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	52,000	51,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	50,490	50,489
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	50,000	49,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	45,000	44,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	38,600	38,599
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	37,000	36,999
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	34,740	34,739
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	32,000	32,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	29,000	29,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	27,100	27,100
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	26,000	26,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	14,000	14,000
[3]	Federal Home Loan Banks, SOFR + 0.030%	3.680%	9/1/2026	6,800	6,800
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	457,265	457,264
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	400,000	400,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	350,000	349,999
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	300,000	299,992
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	252,400	252,397
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	250,000	249,999
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	250,000	249,997
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	250,000	249,994
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	239,000	238,998
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	201,920	201,918
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	200,000	199,998
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	200,000	199,995
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	158,000	158,001
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	145,000	145,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	135,000	134,999
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	127,000	126,999
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	122,060	122,061
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	115,000	115,001
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	103,000	103,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	103,000	103,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	89,000	89,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	86,000	86,001
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	86,000	86,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	78,960	78,959
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	72,000	72,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	71,000	71,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	70,000	70,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	51,000	51,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	50,490	50,489
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	50,000	50,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	47,000	47,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	47,000	47,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	37,000	37,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	35,470	35,469
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	29,000	29,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	28,000	28,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	28,000	28,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	28,000	28,000
2

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	19,000	19,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	15,000	15,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	14,000	14,000
[3]	Federal Home Loan Banks, SOFR + 0.035%	3.685%	9/1/2026	14,000	14,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	500,000	499,933
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	375,000	374,919
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	304,840	304,841
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	283,000	282,998
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	200,000	200,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	200,000	199,993
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	193,000	193,003
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	170,325	170,326
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	156,255	156,256
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	150,000	150,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	141,000	140,987
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	125,000	124,999
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	120,000	119,987
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	111,000	110,988
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	103,000	103,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	101,615	101,615
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	91,000	91,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	91,000	90,992
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	87,000	87,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	78,125	78,126
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	70,310	70,311
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	58,000	58,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	57,000	57,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	57,000	57,001
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	46,875	46,875
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	41,000	41,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	34,000	34,000
[3]	Federal Home Loan Banks, SOFR + 0.040%	3.690%	9/1/2026	15,000	15,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	500,000	499,991
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	234,375	234,379
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	207,295	207,295
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	200,000	199,997
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	168,000	167,999
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	122,000	121,998
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	111,000	111,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	111,000	110,998
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	110,000	110,003
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	84,000	83,975
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	82,000	82,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	78,125	78,126
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	75,000	75,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	57,000	57,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	57,000	57,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	57,000	56,994
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	57,000	56,994
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	56,000	55,994
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	38,000	38,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	34,000	34,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	32,000	32,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	29,000	29,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	28,000	28,000
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	25,000	25,001
[3]	Federal Home Loan Banks, SOFR + 0.045%	3.695%	9/1/2026	14,000	14,000
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	100,000	99,991
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	48,000	48,001
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	48,000	47,991
[3]	Federal Home Loan Banks, SOFR + 0.050%	3.700%	9/1/2026	32,000	32,001
[3]	Federal Home Loan Banks, SOFR + 0.055%	3.705%	9/1/2026	39,060	39,062
[3]	Federal Home Loan Banks, SOFR + 0.140%	3.790%	9/1/2026	70,000	70,011
[2,3]	Federal National Mortgage Association, SOFR + 0.140%	3.790%	9/1/2026	29,000	29,004
[2]	Freddie Mac Discount Notes	3.721%	9/18/2026	20,296	20,261
Total U.S. Government Agency Debt (Cost $37,691,756)					37,691,006
U.S. Treasury Debt (32.2%)
	United States Treasury Bill	3.536%	9/1/2026	1,347,095	1,346,960
	United States Treasury Bill	3.403%	9/8/2026	1,205,674	1,204,825
	United States Treasury Bill	3.596%	9/10/2026	1,743,534	1,741,949
	United States Treasury Bill	3.417%–3.536%	9/15/2026	3,693,466	3,688,281
	United States Treasury Bill	3.567%	9/24/2026	1,000,000	997,665
	United States Treasury Bill	3.551%	10/6/2026	1,271,000	1,266,434
	United States Treasury Bill	3.548%	10/8/2026	1,159,977	1,155,542
	United States Treasury Bill	3.581%	10/13/2026	500,000	497,842
	United States Treasury Bill	3.696%	10/22/2026	1,167,015	1,160,857
	United States Treasury Bill	3.710%	11/3/2026	1,275,873	1,267,523
	United States Treasury Bill	3.705%	11/10/2026	2,614,350	2,595,414
	United States Treasury Bill	3.701%	11/12/2026	500,000	496,265
	United States Treasury Bill	3.660%	11/17/2026	600,000	595,207
	United States Treasury Bill	3.673%	11/19/2026	491,816	487,785
	United States Treasury Bill	3.730%	11/27/2026	500,000	495,481
3

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	3.789%	12/1/2026	1,258,835	1,246,981
	United States Treasury Bill	3.736%	12/3/2026	574,000	568,424
	United States Treasury Bill	3.700%	12/8/2026	1,741,031	1,723,210
	United States Treasury Bill	3.745%–3.751%	12/10/2026	1,000,421	989,972
	United States Treasury Bill	3.670%	12/15/2026	166,742	164,911
	United States Treasury Bill	3.740%	12/17/2026	1,258,314	1,244,233
	United States Treasury Bill	3.663%–3.665%	12/22/2026	1,315,605	1,300,073
	United States Treasury Bill	3.665%	12/29/2026	1,219,000	1,203,607
	United States Treasury Bill	3.842%	12/31/2026	1,000,000	987,177
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.098%	3.904%	9/1/2026	129,526	129,558
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	3.965%	9/1/2026	550,874	551,490
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.160%	3.966%	9/1/2026	41,675	41,716
[3]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.205%	4.011%	9/1/2026	1,425,692	1,425,825
	United States Treasury Note/Bond	0.875%	9/30/2026	2,373,922	2,368,451
	United States Treasury Note/Bond	1.625%	9/30/2026	399,766	399,079
	United States Treasury Note/Bond	3.500%	9/30/2026	2,350,161	2,349,426
	United States Treasury Note/Bond	1.250%	11/30/2026	450,000	447,100
	United States Treasury Note/Bond	1.250%	12/31/2026	1,100,000	1,090,418
Total U.S. Treasury Debt (Cost $37,229,908)					37,229,681
U.S. Treasury Repurchase Agreements (36.3%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $842,086, collateralized by U.S. Treasury Obligations 0.875%–4.875%, 9/30/2026–5/15/2035, with a value of $858,840)	3.670%	9/1/2026	842,000	842,000
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/31/2026, Repurchase Value $702,072, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 9/30/2026–2/15/2055, with a value of $716,040)	3.670%	9/1/2026	702,000	702,000
	Banco Santander SA (Dated 8/31/2026, Repurchase Value $561,057, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 5/31/2027–2/15/2053, with a value of $572,220)	3.670%	9/1/2026	561,000	561,000
	Bank of Montreal (Dated 8/31/2026, Repurchase Value $281,029, collateralized by U.S. Treasury Obligations 1.625%–4.000%, 12/15/2027–6/30/2032, with a value of $286,620)	3.670%	9/1/2026	281,000	281,000
	Bank of Nova Scotia (Dated 8/31/2026, Repurchase Value $561,057, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 10/15/2026–2/15/2054, with a value of $572,220)	3.670%	9/1/2026	561,000	561,000
	Barclays Bank plc (Dated 8/31/2026, Repurchase Value $421,043, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 11/15/2026–8/15/2054, with a value of $429,420)	3.670%	9/1/2026	421,000	421,000
	Barclays Bank plc (Dated 8/31/2026, Repurchase Value $239,024, collateralized by U.S. Treasury Obligations 2.250%–4.250%, 11/30/2027–8/15/2054, with a value of $243,780)	3.570%	9/1/2026	239,000	239,000
	Barclays Bank plc (Dated 8/17/2026, Repurchase Value $401,257, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 11/19/2026–2/15/2037, with a value of $408,000)	3.650%	9/17/2026	400,000	400,000
	BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $1,122,114, collateralized by U.S. Treasury Obligations 3.875%–4.250%, 8/15/2029–3/31/2031, with a value of $1,144,440)	3.670%	9/1/2026	1,122,000	1,122,000
	BNP Paribas Securities Corp. (Dated 8/3/2026, Repurchase Value $189,593, collateralized by U.S. Treasury Obligations 2.625%–4.375%, 7/31/2029–6/30/2030, with a value of $192,780)	3.645%	9/3/2026	189,000	189,000
	BNP Paribas Securities Corp. (Dated 7/13/2026, Repurchase Value $1,012,523, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/3/2026–5/15/2054, with a value of $1,026,120)	3.705%	9/14/2026	1,006,000	1,006,000
	BNP Paribas Securities Corp. (Dated 7/27/2026, Repurchase Value $1,538,081, collateralized by U.S. Treasury Obligations 0.750%–4.750%, 9/30/2026–2/15/2052, with a value of $1,558,560)	3.770%	9/28/2026	1,528,000	1,528,000
	BNP Paribas Securities Corp. (Dated 8/31/2026, Repurchase Value $759,347, collateralized by U.S. Treasury Obligations 2.125%–4.625%, 11/15/2033–2/15/2040, with a value of $772,140)	3.720%	9/30/2026	757,000	757,000
	BNP Paribas Securities Corp. (Dated 8/17/2026, Repurchase Value $562,600, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 9/30/2026–2/15/2044, with a value of $570,180)	3.680%	10/19/2026	559,000	559,000
	BofA Securities Inc. (Dated 8/31/2026, Repurchase Value $140,014, collateralized by U.S. Treasury Obligations 3.875%–5.250%, 6/15/2028–2/15/2029, with a value of $142,800)	3.670%	9/1/2026	140,000	140,000
	Canadian Imperial Bank of Commerce (Dated 8/18/2026, Repurchase Value $29,041, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 9/10/2026–11/15/2055, with a value of $29,580)	3.640%	9/1/2026	29,000	29,000
	Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $145,205, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 12/31/2026–5/15/2054, with a value of $147,900)	3.640%	9/3/2026	145,000	145,000
	Canadian Imperial Bank of Commerce (Dated 8/27/2026, Repurchase Value $70,099, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 12/31/2026–11/15/2055, with a value of $71,400)	3.650%	9/10/2026	70,000	70,000
	Canadian Imperial Bank of Commerce (Dated 7/30/2026, Repurchase Value $1,232,116, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 1/15/2027–2/15/2056, with a value of $1,250,520)	3.665%	9/17/2026	1,226,000	1,226,000
	Canadian Imperial Bank of Commerce (Dated 8/20/2026, Repurchase Value $290,941, collateralized by U.S. Treasury Obligations 0.250%–4.625%, 2/28/2027–11/15/2054, with a value of $295,800)	3.650%	9/21/2026	290,000	290,000
	Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $1,263,129, collateralized by U.S. Treasury Obligations 0.500%–3.625%, 1/15/2028–8/15/2028, with a value of $1,288,260)	3.670%	9/1/2026	1,263,000	1,263,000
	Citigroup Global Markets Ltd. (Dated 8/31/2026, Repurchase Value $982,100, collateralized by U.S. Treasury Obligations 0.125%–4.011%, 9/30/2026–4/15/2031, with a value of $1,001,640)	3.670%	9/1/2026	982,000	982,000
4

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Citigroup Global Markets Ltd. (Dated 8/27/2026, Repurchase Value $1,817,289, collateralized by U.S. Treasury Obligations 0.375%–3.375%, 1/15/2027–9/15/2027, with a value of $1,852,320)	3.650%	9/3/2026	1,816,000	1,816,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $2,245,229, collateralized by U.S. Treasury Obligations 0.375%–4.875%, 9/15/2026–5/15/2035, with a value of $2,289,900)	3.670%	9/1/2026	2,245,000	2,245,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $200,020, collateralized by U.S. Treasury Obligations 4.125%–4.500%, 10/31/2027–5/31/2029, with a value of $204,000)	3.600%	9/1/2026	200,000	200,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/25/2026, Repurchase Value $47,033, collateralized by U.S. Treasury Obligations 0.125%–4.000%, 10/15/2026–2/15/2048, with a value of $47,940)	3.640%	9/1/2026	47,000	47,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/31/2026, Repurchase Value $42,004, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 9/30/2026–2/15/2051, with a value of $42,840)	3.670%	9/1/2026	42,000	42,000
Credit Agricole Corporate & Investment Bank SA (Dated 8/27/2026, Repurchase Value $200,142, collateralized by U.S. Treasury Obligations 0.125%–5.125%, 10/15/2026–11/15/2055, with a value of $204,000)	3.650%	9/3/2026	200,000	200,000
Deutsche Bank AG (Dated 8/25/2026, Repurchase Value $802,569, collateralized by U.S. Treasury Obligations 1.375%–4.125%, 11/30/2027–8/15/2032, with a value of $818,621)	3.650%	9/1/2026	802,000	802,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $561,057, collateralized by U.S. Treasury Obligations 1.875%–4.375%, 2/15/2032–5/15/2034, with a value of $572,278)	3.670%	9/1/2026	561,000	561,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $547,055, collateralized by U.S. Treasury Obligations 3.875%–4.875%, 10/31/2028–5/15/2034, with a value of $557,996)	3.630%	9/1/2026	547,000	547,000
Deutsche Bank AG (Dated 8/31/2026, Repurchase Value $364,986, collateralized by U.S. Treasury Obligations 2.750%–6.125%, 2/15/2029–2/15/2056, with a value of $372,286)	3.670%	9/1/2026	364,949	364,949
DNB Bank ASA (Dated 8/27/2026, Repurchase Value $160,114, collateralized by U.S. Treasury Obligations 0.125%–4.000%, 3/31/2027–7/15/2031, with a value of $163,200)	3.650%	9/3/2026	160,000	160,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/31/2026, Repurchase Value $2,806,286, collateralized by U.S. Treasury Obligations 3.250%–4.375%, 6/15/2029–12/31/2029, with a value of $2,862,120)	3.670%	9/1/2026	2,806,000	2,806,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/31/2026, Repurchase Value $2,245,229, collateralized by U.S. Treasury Obligations 4.000%–4.625%, 8/15/2035–8/15/2036, with a value of $2,292,145)	3.670%	9/1/2026	2,245,000	2,245,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/31/2026, Repurchase Value $2,245,229, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/15/2026–5/31/2032, with a value of $2,289,900)	3.670%	9/1/2026	2,245,000	2,245,000
Goldman Sachs & Co. (Dated 8/31/2026, Repurchase Value $1,684,172, collateralized by U.S. Treasury Obligations 0.375%–6.375%, 10/31/2026–2/15/2031, with a value of $1,717,680)	3.670%	9/1/2026	1,684,000	1,684,000
Goldman Sachs & Co. (Dated 8/25/2026, Repurchase Value $535,380, collateralized by U.S. Treasury Obligations 1.375%–3.750%, 8/31/2031–5/15/2042, with a value of $545,700)	3.650%	9/1/2026	535,000	535,000
HSBC Securities USA Inc. (Dated 8/31/2026, Repurchase Value $70,007, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 10/15/2026–11/15/2047, with a value of $71,400)	3.670%	9/1/2026	70,000	70,000
JP Morgan Securities, LLC (Dated 8/25/2026, Repurchase Value $955,676, collateralized by U.S. Treasury Obligations 3.625%–4.000%, 4/15/2028–5/31/2028, with a value of $974,100)	3.640%	9/1/2026	955,000	955,000
JP Morgan Securities, LLC (Dated 8/31/2026, Repurchase Value $842,086, collateralized by U.S. Treasury Obligations 3.500%–4.375%, 1/15/2029–7/31/2031, with a value of $858,840)	3.660%	9/1/2026	842,000	842,000
Mizuho Securities USA LLC (Dated 8/31/2026, Repurchase Value $140,014, collateralized by U.S. Treasury Obligations 1.375%–4.625%, 7/31/2029–11/15/2031, with a value of $142,800)	3.670%	9/1/2026	140,000	140,000
MUFG Securities Canada Ltd. (Dated 8/31/2026, Repurchase Value $421,043, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 3/31/2027–2/15/2055, with a value of $429,464)	3.670%	9/1/2026	421,000	421,000
Natixis SA (Dated 8/31/2026, Repurchase Value $842,086, collateralized by U.S. Treasury Obligations 0.125%–4.375%, 4/15/2028–11/15/2051, with a value of $858,928)	3.670%	9/1/2026	842,000	842,000
Nomura Securities International Inc. (Dated 8/31/2026, Repurchase Value $702,072, collateralized by U.S. Treasury Obligations 1.125%–5.250%, 10/31/2026–2/15/2055, with a value of $716,040)	3.670%	9/1/2026	702,000	702,000
RBC Dominion Securities Inc. (Dated 8/31/2026, Repurchase Value $323,033, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 7/8/2027–8/15/2053, with a value of $329,460)	3.670%	9/1/2026	323,000	323,000
Royal Bank of Canada (Dated 7/27/2026, Repurchase Value $432,195, collateralized by U.S. Treasury Obligations 3.375%–3.875%, 11/30/2027–12/31/2030, with a value of $438,600)	3.750%	9/14/2026	430,000	430,000
Royal Bank of Canada (Dated 8/17/2026, Repurchase Value $140,557, collateralized by U.S. Treasury Obligations 3.500%–4.125%, 1/31/2028–11/30/2029, with a value of $142,800)	3.670%	9/25/2026	140,000	140,000
Royal Bank of Canada (Dated 8/14/2026, Repurchase Value $506,797, collateralized by U.S. Treasury Obligations 1.500%–4.625%, 1/31/2027–5/31/2031, with a value of $514,080)	3.700%	10/7/2026	504,000	504,000
Royal Bank of Canada (Dated 8/24/2026, Repurchase Value $747,441, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 1/15/2027–2/15/2056, with a value of $758,880)	3.700%	10/8/2026	744,000	744,000
Royal Bank of Canada (Dated 8/26/2026, Repurchase Value $284,280, collateralized by U.S. Treasury Obligations 2.250%–4.625%, 7/31/2027–2/15/2052, with a value of $288,660)	3.700%	10/9/2026	283,000	283,000
5

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Smbc Nikko Securities America (Dated 8/31/2026, Repurchase Value $421,043, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 9/15/2026–5/15/2035, with a value of $429,420)	3.670%	9/1/2026	421,000	421,000
Societe Generale SA (Dated 8/25/2026, Repurchase Value $401,285, collateralized by U.S. Treasury Obligations 3.750%–4.250%, 8/15/2041–2/15/2054, with a value of $409,020)	3.650%	9/1/2026	401,000	401,000
Societe Generale SA (Dated 8/26/2026, Repurchase Value $396,281, collateralized by U.S. Treasury Obligations 3.875%–4.250%, 2/15/2043–8/15/2054, with a value of $403,920)	3.650%	9/2/2026	396,000	396,000
Societe Generale SA (Dated 8/27/2026, Repurchase Value $299,212, collateralized by U.S. Treasury Obligations 4.625%, 11/15/2044, with a value of $304,980)	3.650%	9/3/2026	299,000	299,000
Societe Generale SA (Dated 8/28/2026, Repurchase Value $205,145, collateralized by U.S. Treasury Obligations 4.750%, 2/15/2045, with a value of $209,100)	3.650%	9/4/2026	205,000	205,000
Societe Generale SA (Dated 8/31/2026, Repurchase Value $189,077, collateralized by U.S. Treasury Obligations 5.000%, 5/15/2045, with a value of $192,780)	3.660%	9/4/2026	189,000	189,000
Standard Chartered Bank (Dated 8/31/2026, Repurchase Value $702,072, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 4/15/2027–2/15/2050, with a value of $716,113)	3.670%	9/1/2026	702,000	702,000
Sumitomo Mitsui Banking Corp. (Dated 8/31/2026, Repurchase Value $2,105,215, collateralized by U.S. Treasury Obligations 0.375%–4.375%, 11/30/2026–5/15/2032, with a value of $2,147,100)	3.670%	9/1/2026	2,105,000	2,105,000
TD Securities (USA) LLC (Dated 8/26/2026, Repurchase Value $99,070, collateralized by U.S. Treasury Obligations 2.875%–4.125%, 6/15/2029–5/15/2032, with a value of $100,980)	3.650%	9/2/2026	99,000	99,000
U.S. Bancorp Investments Inc. (Dated 8/31/2026, Repurchase Value $42,004, collateralized by U.S. Treasury Obligations 1.250%–4.500%, 4/30/2028–3/31/2031, with a value of $42,844)	3.670%	9/1/2026	42,000	42,000
Wells Fargo Securities LLC (Dated 8/31/2026, Repurchase Value $561,057, collateralized by U.S. Treasury Obligations 1.375%–4.625%, 5/15/2039–11/15/2055, with a value of $572,278)	3.670%	9/1/2026	561,000	561,000
Wells Fargo Securities LLC (Dated 8/26/2026, Repurchase Value $396,281, collateralized by U.S. Treasury Obligations 2.750%–5.000%, 2/15/2039–11/15/2054, with a value of $404,207)	3.650%	9/2/2026	396,000	396,000
Total U.S. Treasury Repurchase Agreements (Cost $42,024,949)				42,024,949
Total Investments (101.1%) (Cost $116,946,613)				116,945,636
Other Assets and Liabilities—Net (-1.1%)				(1,254,009)
Net Assets (100%)				115,691,627
Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2
The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3
Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2026.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $74,921,664)	74,920,687
Repurchase Agreements (Cost $42,024,949)	42,024,949
Total Investments in Securities	116,945,636
Cash	1,851,398
Receivables for Accrued Income	185,302
Total Assets	118,982,336
Liabilities
Payables for Investment Securities Purchased	3,290,443
Payables to Vanguard	266
Total Liabilities	3,290,709
Net Assets	115,691,627
At August 31, 2026, net assets consisted of:

Paid-in Capital	115,689,778
Total Distributable Earnings (Loss)	1,849
Net Assets	115,691,627

Net Assets
Applicable to 1,156,984,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	115,691,627
Net Asset Value Per Share	$99.99

See accompanying Notes, which are an integral part of the Financial Statements.
7

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2026
($000)
Investment Income
Income
Interest	4,307,445
Total Income	4,307,445
Expenses
The Vanguard Group—Note C
Management and Administrative	5,664
Total Expenses	5,664
Net Investment Income	4,301,781
Realized Net Gain (Loss) on Investment Securities Sold	1,808
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(7,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,296,216

See accompanying Notes, which are an integral part of the Financial Statements.
8

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,301,781	3,611,664
Realized Net Gain (Loss)	1,808	168
Change in Unrealized Appreciation (Depreciation)	(7,373)	(3,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,296,216	3,608,688
Distributions
Total Distributions	(4,301,790)	(3,611,321)
Capital Share Transactions
Issued	1,124,035,075	920,626,909
Issued in Lieu of Cash Distributions	4,299,613	3,610,927
Redeemed	(1,114,602,019)	(903,648,756)
Net Increase (Decrease) from Capital Share Transactions	13,732,669	20,589,080
Total Increase (Decrease)	13,727,095	20,586,447
Net Assets
Beginning of Period	101,964,532	81,378,085
End of Period	115,691,627	101,964,532

See accompanying Notes, which are an integral part of the Financial Statements.
9

Market Liquidity Fund
Financial Highlights

For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$100.00	$100.00	$99.99	$99.97	$100.00
Investment Operations
Net Investment Income	3.816	4.512	5.409	4.393	.580
Net Realized and Unrealized Gain (Loss) on Investments	(.010)	(.000)	.011	.020	(.028)
Total from Investment Operations	3.806	4.512	5.420	4.413	.552
Distributions
Dividends from Net Investment Income	(3.816)	(4.512)	(5.409)	(4.393)	(.580)
Distributions from Realized Capital Gains	—	—	(.001)	(.000)[1]	(.002)
Total Distributions	(3.816)	(4.512)	(5.410)	(4.393)	(.582)
Net Asset Value, End of Period	$99.99	$100.00	$100.00	$99.99	$99.97
Total Return	3.87%	4.61%	5.56%	4.50%	0.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$115,692	$101,965	$81,378	$78,190	$89,850
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%	0.005%[2]	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	3.80%	4.50%	5.41%	4.40%	0.53%

1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.005%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.
The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the tax year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.
Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C.
In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
From time to time, Vanguard and/or a fund’s board of trustees may adjust a fund’s fees and expenses and/or reduce, refund, reimburse, waive, or otherwise return to the fund and its shareholders a portion of prior fees and expenses (collectively, “expense adjustments”). The fund is not obligated to repay these amounts, and Vanguard is not obligated to continue or otherwise repeat these voluntary expense adjustments. Expense adjustments are generally calculated at, and returned to, each share class, as applicable.
11

Market Liquidity Fund
D.
Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.
E.
Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,826
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(977)
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,849
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	4,301,790	3,611,321
Long-Term Capital Gains	—	—
Total	4,301,790	3,611,321

*	Includes short-term capital gains, if any.
As of August 31, 2026, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	116,946,613
Gross Unrealized Appreciation	2,259
Gross Unrealized Depreciation	(3,236)
Net Unrealized Appreciation (Depreciation)	(977)
F.
Capital shares issued and redeemed were:

	Year Ended August 31,
	2026 Shares (000)	2025 Shares (000)
Issued	11,240,956	9,206,913
Issued in Lieu of Cash Distributions	42,999	36,112
Redeemed	(11,146,653)	(9,037,102)
Net Increase (Decrease) in Shares Outstanding	137,302	205,923
G.
Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
12

Market Liquidity Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.
Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.
Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Market Liquidity Fund (one of the funds constituting Vanguard CMT Funds, referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The fund hereby designates for the fiscal year $2,251,774,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q11420 102026
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement - CMT Funds

A majority of independent trustees of the board of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund (Trustees) have renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The Trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group, now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. The Fixed Income Group emphasizes a disciplined and repeatable approach to risk-taking and security selection, with the objective of delivering tight tracking error and consistent, risk-adjusted alpha.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees considered the fund’s short- and long-term performance, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The Trustees concluded the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again within a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 23, 2026

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 23, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.